May 27, 2022 Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	Bluerock High Income Institutional Credit Fund

File Nos: 333-262010 and 811-23772

Dear Ladies and Gentlemen:

On behalf of Bluerock High Income Institutional Credit Fund (the “Fund”), we file Pre-Effective Amendment No. 1 (the “Amendment”) to a registration statement on Form N-2 (“Registration Statement”). The purpose of this filing is to complete any information that was not included in the initial filing and make other changes or edits to address staff comments.

If you have any questions concerning this filing, please contact Cassandra Borchers at (513) 352-6632 or JoAnn Strasser at (614) 469-3265.

Very truly yours, Cassandra W. Borchers

Ryan.Wheeler@ThompsonHine.com Fax: 513.241.4771 Phone: 513.352.6693